OTHER OPERATING INCOME (EXPENSES), NET - Footnote (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income (expenses), net [Abstract]
Recovery of provision related to the ICMS action of unconstitutionality (Note 24 (i) (f)) (1)	$ 0	$ 0	$ 380,075,000
Reversal of the asset in connection with the ICMS provision	$ 0	0	$ 194,065,000
Recovery of tax credits		$ 27,200,000